ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	$ 32,623		$ 28,312		$ 34,016		$ 25,554
Other comprehensive income (loss)	(99)		544		(239)		524
Other items	(610)	[1],[2]	0	[3]	(606)	[4],[5]	0	[6]
Balance as	30,109		28,623		30,109		28,623
Non-controlling Interest - Exchange LP Units, equity
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	69	[7]	68	[8]	72	[9]	72	[10]
Other comprehensive income (loss)			1	[8]			1	[10]
Other items	(1)	[1],[2],[7]	2	[3]	3	[4],[5],[9]	3	[6],[10]
Balance as	66	[7]	68	[8]	66	[7]	68	[8]
Non-controlling Interest - Exchange LP Units, equity | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					9		6
Other comprehensive income (loss)					0		1
Balance as	9		7		9		7
Non-controlling Interest - Exchange LP Units, equity | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					12		11
Other comprehensive income (loss)					0		0
Balance as	12		11		12		11
Non-controlling Interest - Exchange LP Units, equity | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(18)		(28)
Other comprehensive income (loss)					(1)		2
Balance as	(19)		(26)		(19)		(26)
Non-controlling Interest - Exchange LP Units, equity | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					1		2
Other comprehensive income (loss)					0		0
Balance as	1		2		1		2
Non-controlling Interest - Exchange LP Units, equity | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0		1
Other comprehensive income (loss)					0		0
Balance as	0		1		0		1
Non-controlling Interest - Exchange LP Units, equity | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					1		1
Other comprehensive income (loss)					0		0
Balance as	1		1		1		1
Non-controlling Interest - Exchange LP Units, equity | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0		0
Other comprehensive income (loss)					0		0
Balance as	0		0		0		0
Non-controlling Interest - Exchange LP Units, equity | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					13		19
Other comprehensive income (loss)					1		(1)
Balance as	14		18		14		18
Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	2,122		2,149		2,190		2,263
Other comprehensive income (loss)	(14)		48		(24)		23
Other items	1	[1],[2]			2	[4],[5]
Balance as	2,011		2,195		2,011		2,195
Redeemable Partnership Units held by Brookfield | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					277		210
Other comprehensive income (loss)					(24)		23
Other items							(8)
Balance as	253		225		253		225
Redeemable Partnership Units held by Brookfield | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					372		326
Other comprehensive income (loss)					(1)
Other items							0
Balance as	371		326		371		326
Redeemable Partnership Units held by Brookfield | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(624)		(726)
Other comprehensive income (loss)					(74)		64
Other items							0
Balance as	(698)		(662)		(698)		(662)
Redeemable Partnership Units held by Brookfield | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					41		49
Other comprehensive income (loss)					4		(3)
Other items							0
Balance as	45		46		45		46
Redeemable Partnership Units held by Brookfield | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					15		36
Other comprehensive income (loss)					18		(1)
Other items							0
Balance as	33		35		33		35
Redeemable Partnership Units held by Brookfield | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					50		53
Other comprehensive income (loss)					0		0
Other items							0
Balance as	50		53		50		53
Redeemable Partnership Units held by Brookfield | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0		(1)
Other comprehensive income (loss)					1		0
Other items							0
Balance as	1		(1)		1		(1)
Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					423		473
Other comprehensive income (loss)					28		(37)
Other items							(8)
Balance as	451		428		451		428
Limited partners’ capital
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	5,162		5,112		5,321		5,372
Other comprehensive income (loss)	(34)		113		(58)		55
Other items	2	[1],[2]	1	[3]	5	[4],[5]	2	[6]
Balance as	4,898		5,229		4,898		5,229
Limited partners’ capital | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	652	[11]	423	[12]	676	[13]	481	[14]
Other comprehensive income (loss)	(34)	[11]	113	[12]	(58)	[13]	55	[14]
Other items			(18)	[3],[12]			(18)	[6]
Balance as	618	[11]	518	[12],[14]	618	[11]	518	[12],[14]
Limited partners’ capital | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					903		774
Other comprehensive income (loss)					(3)		(1)
Other items							0
Balance as	900		773		900		773
Limited partners’ capital | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(1,515)		(1,741)
Other comprehensive income (loss)					(185)		153
Other items							0
Balance as	(1,700)		(1,588)		(1,700)		(1,588)
Limited partners’ capital | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					101		115
Other comprehensive income (loss)					10		(5)
Other items							0
Balance as	111		110		111		110
Limited partners’ capital | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					36		87
Other comprehensive income (loss)					44		(2)
Other items							0
Balance as	80		85		80		85
Limited partners’ capital | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					122		125
Other comprehensive income (loss)					0		0
Other items							0
Balance as	122		125		122		125
Limited partners’ capital | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(1)		3
Other comprehensive income (loss)					2		0
Other items							0
Balance as	1		3		1		3
Limited partners’ capital | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					1,030		1,118
Other comprehensive income (loss)					74		(90)
Other items							(18)
Balance as	1,104		1,010		1,104		1,010
Non-controlling interest – BIPC exchangeable shares
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	1,488		1,225		1,533		1,289
Other comprehensive income (loss)	(10)		27		(17)		13
Other items			1	[3]	2	[4],[5]	1	[6]
Balance as	1,411		1,254		1,411		1,254
Non-controlling interest – BIPC exchangeable shares | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					195		118
Other comprehensive income (loss)					(17)		13
Other items							(4)
Balance as	178		127		178		127
Non-controlling interest – BIPC exchangeable shares | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					257		186
Other comprehensive income (loss)					(1)		0
Other items							0
Balance as	256		186		256		186
Non-controlling interest – BIPC exchangeable shares | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(424)		(415)
Other comprehensive income (loss)					(53)		37
Other items							0
Balance as	(477)		(378)		(477)		(378)
Non-controlling interest – BIPC exchangeable shares | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					29		28
Other comprehensive income (loss)					3		(1)
Other items							0
Balance as	32		27		32		27
Non-controlling interest – BIPC exchangeable shares | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					10		20
Other comprehensive income (loss)					13		(1)
Other items							0
Balance as	23		19		23		19
Non-controlling interest – BIPC exchangeable shares | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					35		30
Other comprehensive income (loss)					0		0
Other items							0
Balance as	35		30		35		30
Non-controlling interest – BIPC exchangeable shares | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(1)		1
Other comprehensive income (loss)					1		0
Other items							0
Balance as	0		1		0		1
Non-controlling interest – BIPC exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					289		268
Other comprehensive income (loss)					20		(22)
Other items							(4)
Balance as	309		242		309		242
General partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	28		25		28		27
Other comprehensive income (loss)			1		0		1
Balance as	27		26		27		26
General partner | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					4		2
Other comprehensive income (loss)					0		1
Balance as	4		3		4		3
General partner | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					5		4
Other comprehensive income (loss)					0		0
Balance as	5		4		5		4
General partner | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(9)		(9)
Other comprehensive income (loss)					0		2
Balance as	(9)		(7)		(9)		(7)
General partner | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					1		0
Other comprehensive income (loss)					0		0
Balance as	1		0		1		0
General partner | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0		0
Other comprehensive income (loss)					0		0
Balance as	0		0		0		0
General partner | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					1		1
Other comprehensive income (loss)					0		0
Balance as	1		1		1		1
General partner | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0		0
Other comprehensive income (loss)					0		0
Balance as	0		0		0		0
General partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					6		6
Other comprehensive income (loss)					0		(1)
Balance as	$ 6		$ 5		$ 6		$ 5

[1]	Principally comprised of the deconsolidation of our non-controlling interest in our Peruvian toll road operation. Refer to Note 19, Related Party Transactions.
[2]	Refer to Note 16, Partnership Capital.
[3]	Refer to Note 16, Partnership Capital.
[4]	Principally comprised of the deconsolidation of our non-controlling interest in our Peruvian toll road operation. Refer to Note 19, Related Party Transactions.
[5]	Refer to Note 16, Partnership Capital.
[6]	Refer to Note 16, Partnership Capital.
[7]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[8]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[9]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[10]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[11]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[12]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss)
[13]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[14]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).